CONVERTIBLE PROMISSORY NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
CONVERTIBLE PROMISSORY NOTES PAYABLE

NOTE 9 – CONVERTIBLE PROMISSORY NOTES PAYABLE

a) Convertible promissory notes

In October, November, and December 2021, the Company, issued seven (7) convertible promissory notes of US$2,250,000 aggregate principal amount, due in one year (the ‘Notes’) with issuance price discounted 90.0%. The Notes bear interest at a rate of 8.0% per annum, payable in one year and will mature on October 27, November 5, November 16, November 29 and December 2 of 2022. Net proceeds after debt issuance costs and debt discount were approximately US$1,793,000. Debt issuance costs in the amount of US$162,000 are recorded as deferred charges and included in the other current assets on the consolidated balance sheet. The debt discount and debt issuance costs are amortized into interest expense using the effective interest method over the terms of the Notes.

The details of convertible notes are as follows:

Unless the Notes are converted, the principal amounts of the Notes, and accrued interest at the rate of 8% per annum, are payable on the one-year anniversary of the issuance of the Notes (the “Maturity Date”). If the Company fails to satisfy its loan obligation by the Maturity Date, the default interest rate will be 16%.

The Lenders have the right to convert any or all of the principal and accrued interest on the Notes into shares of common stock of the Company on the earlier of (i) 180 calendar days after the issuance date of the Notes or (ii) the closing of a listing for trading of the common stock of the Company on a national securities exchange offering resulting in gross proceeds to the Company of $15,000,000 or more (an “Uplist Offering”). If the Company closes an Uplist Offering on or before the 180th calendar date after the issuance date of the Notes, the conversion price shall be 70% of the per share offering price in the Uplist Offering; otherwise, the conversion price is $0.75 per share.

Subject to customary exceptions, if the Company issues shares or any securities convertible into shares of common stock at an effective price per share lower than the conversion price of the Notes, the conversion rate of the Notes shall be reduced to such lower price.

Until the Notes are either paid or converted in their entirety, the Company agreed with the Lenders not to sell any securities convertible into shares of common stock of the Company (i) at a conversion price that is based on the trading price of the stock or (ii) with a conversion price that is subject to being reset at a future date or upon an event directly or indirectly related to the business of the Company or the market for the common stock. The Company also agreed to not issue securities at a future determined price.

The Lenders have the right to require the Company to repay the Notes if the Company receives cash proceeds, including proceeds from customers and the issuance of equity (including in the Uplist Offering). If the Company prepays the Notes prior to the Maturity Date, the Company shall pay a 10% prepayment penalty.

On April 27, 2022, the Company entered into an amendment to the Note (“Amendment to Promissory Note”) issued to a Lender and, on May 3, 2022, an amendment to the Registration Rights Agreement by and between the Company and the Lender dated as of October 27, 2021 (“Amendment to Registration Rights Agreement”), extending the number of days the Company shall have in order to cause the registration statement covering the resale of the Common Stock to become effective. For each 30-day extension, the Company agreed to repay the Lender $25,000 of the principal amount of the Note, without prepayment penalty. The Company has repaid $25,000 to the Lender on May 3, 2022.

On August 9 and September 20, 2022, the Company repaid $50,000 to six (6) Lenders and $65,000 to five (5) Lenders, respectively.

For the nine-month period ended September 30, 2022, the Company recognized interest expenses of the Notes in the amount of US$172,255.

The following is the summary of outstanding promissory notes as of September 30, 2022:

	Interest rate	Principal Amount	Net Proceeds	Warrants Shares	Maturity Date
Convertible Note- Talos Victory (Note 9 (b))	8%	$250,000	$197,000	200,000	October 27, 2022
Convertible Note-Mast Hill (Note 9 (b))	8%	750,000	601,000	600,000	November 5, 2022
Convertible Note-First Fire (Note 9 (b))	8%	250,000	197,000	200,000	November 16, 2022
Convertible Note-LGH Note 9 (b))	8%	250,000	207,000	200,000	November 24, 2022
Convertible Note -Fourth Man (Note 9 (b))	8%	250,000	197,000	200,000	November 29, 2022
Convertible Note-Jeffery Street Note 9 (b))	8%	250,000	197,000	200,000	December 2, 2022
Convertible Note -Blue Lake Note 9 (b))	8%	250,000	197,000	200,000	December 2, 2022
Total		2,250,000	1,793,000	1,800,000
Debt Discounts		(225,000)
Amortization of discounts for the year ended December 31, 2021		5,550
Convertible promissory notes payable as of December 31, 2021		2,030,550
Repayment of principals for the nine-month period ended September 30, 2022		(115,000)
Amortization of discounts for the nine-month period ended September 30, 202		19,461
Convertible promissory notes payable as of September 30,2022		$1,935,010

*The Company prepaid $10,000 legal deposit for each note until the repayment of the notes.

b) Warrants

Accounting for Warrants

In connection with the issuance of a convertible promissory notes (see Note 11 (a) in October, November and December, 2021, the Company also issued seven (7) three-year warrants (the “ Warrants”) to purchase an aggregate of 1,800,000 shares of the Company’s common stock (the “ Warrant Shares”).

The Warrants issued to the Lenders granted each of the Lenders the right to purchase up to 200,000 shares of common stock of the Company at an exercise price of $1.25 per share. However, if the Company closes an Uplist Offering on or before the 180th calendar date after the issuance date of the Warrants, then the exercise price shall be 125% of the offering price of a share in the Uplist Offering. If the adjusted exercise price as a result of the Uplist Offering is less than $1.25 per share, then the number of shares for which the Warrants are exercisable shall be increased such that the total exercise price, after taking into account the decrease in the per share exercise price, shall be equal to the total exercise price prior to such adjustment.

The Lenders have the right to exercise the Warrants on a cashless basis if the highest traded price of a share of common stock of the Company during the 150 trading days prior to exercise of the Warrants exceeds the exercise price, unless there is an effective registration statement of the Company which covers the resale of the Lenders.

If the Company issues shares or any securities convertible into shares at an effective price per share lower than the exercise price of the Warrants, the exercise price of the Warrants shall be reduced to such lower price, subject to customary exceptions.

The Lenders may not convert the Notes or exercise the Warrants if such conversion or exercise will result in each of the Lenders, together with any affiliates, beneficially owning in excess of 4.9% of the Company’s outstanding common stock immediately after giving effect to such exercise unless the Lenders notify the Company at least 61 days prior to such exercise.

On April 14 and April 27, 2022, two Lenders exercised cashless for 115,540 and 111,972 warrant shares, respectively.

From August 24 to September 27, 2022, seven Lenders exercised cashless for 1,306,506 warrant shares.

The fair values of these warrants as of September 30, 2022 were calculated using the Black-Scholes option-pricing model with the following assumptions:

	September 30, 2022
	Volatility (%)	Expected dividends yield (%)	Weighted average expected life (year)	Risk-free interest rate (%) (per annum)	Common stock purchase warrants liability as of December 31, 2021(US$)	Changes of fair value of common stock purchase warrants liability (+ (gains)/- losses(US$)	Common stock purchase warrants liability as of September 30, 2022 (US$)
Convertible Note- Talos Victory (Note 9 (a))	256.7%	$0.0%	$2.1	4.22%	124,756	(3,895)	120,861
Convertible Note-Mast Hill (Note 9 (a))	256.7%	0.0%	2.1	4.22%	375,156	(11,749)	363,407
Convertible Note-First Fire (Note 9 (a))	256.7%	0.0%	2.1	4.22%	125,408	(3,946)	121,462
Convertible Note-LGH Note 9 (a))	256.7%	0.0%	2.1	4.22%	125,664	(3,971)	121,693
Convertible Note -Fourth Man (Note 9 (ab))	256.7%	0.0%	2.2	4.22%	125,821	(3,987)	121,834
Convertible Note-Jeffery Street Note 9 (a))3,054	256.7%	0.0%	2.2	4.22%	125,915	(3,997)	121,918
Convertible Note -Blue Lake Note 9 (a))	256.7%	0.0%	2.2	4.22%	125,915	(3,997)	121,918
Total				Total	1,128,635	(35,542)	1,093,093

(c) Registration Rights Agreements

Pursuant to the terms of the Registration Rights Agreement dated as of each contract date of each convertible promissory note, executed between the Company and each Lender, the Company agreed to file a registration statement with the Securities and Exchange Commission to register the shares of common stock underlying the Notes and the shares issuable upon exercise of the Warrants within sixty days from the date of each Registration Rights Agreement. The Company also granted the Lenders piggyback registration rights on such shares pursuant to the Purchase Agreements.

NOTE 11 – CONVERTIBLE PROMISSORY NOTES PAYABLE

a) Convertible promissory notes

In October, November, and December 2021, the Company, issued seven (7) convertible promissory notes of US$2,250,000 aggregate principal amount, due in one year (the ‘Notes’) with issuance price discounted 90.0%. The Notes bear interest at a rate of 8.0% per annum, payable in one year and will mature on October 27, November 5, November 16, November 29 and December 2 of 2022. Net proceeds after debt issuance costs and debt discount were approximately US$1,793,000. Debt issuance costs in the amount of US$162,000 are recorded as deferred charges and included in the other current assets on the consolidated balance sheet. The debt discount and debt issuance costs are amortized into interest expense using the effective interest method over the terms of the Notes.

The details of convertible notes are as follows:

Unless the Notes are converted, the principal amounts of the Notes, and accrued interest at the rate of 8% per annum, are payable on the one-year anniversary of the issuance of the Notes (the “Maturity Date”). If the Company fails to satisfy its loan obligation by the Maturity Date, the default interest rate will be 16%.

The Lenders have the right to convert any or all of the principal and accrued interest on the Notes into shares of common stock of the Company on the earlier of (i) 180 calendar days after the issuance date of the Notes or (ii) the closing of a listing for trading of the common stock of the Company on a national securities exchange offering resulting in gross proceeds to the Company of $15,000,000 or more (an “Uplist Offering”). If the Company closes an Uplist Offering on or before the 180th calendar date after the issuance date of the Notes, the conversion price shall be 70% of the per share offering price in the Uplist Offering; otherwise, the conversion price is $0.75 per share.

Subject to customary exceptions, if the Company issues shares or any securities convertible into shares of common stock at an effective price per share lower than the conversion price of the Notes, the conversion rate of the Notes shall be reduced to such lower price.

Until the Notes are either paid or converted in their entirety, the Company agreed with the Lenders not to sell any securities convertible into shares of common stock of the Company (i) at a conversion price that is based on the trading price of the stock or (ii) with a conversion price that is subject to being reset at a future date or upon an event directly or indirectly related to the business of the Company or the market for the common stock. The Company also agreed to not issue securities at a future determined price.

The Lenders have the right to require the Company to repay the Notes if the Company receives cash proceeds, including proceeds from customers and the issuance of equity (including in the Uplist Offering). If the Company prepays the Notes prior to the Maturity Date, the Company shall pay a 10% prepayment penalty.

For the year ended December 31, 2021, the Company recognized interest expenses of the Notes in the amount of US$27,447.

The following is the summary of outstanding promissory notes as of December 31, 2021:

	Interest rate	Principal Amount	Net Proceeds	Warrants Shares	Maturity Date
Convertible Note- Tarlos Victory (Note 9 (b))	8%	$250,000	$197,000	200,000	October 27, 2022
Convertible Note-Mast Hill (Note 9 (b))	8%	750,000	601,000	600,000	November 5, 2022
Convertible Note-First Fire (Note 9 (b))	8%	250,000	197,000	200,000	November 16, 2022
Convertible Note-LGH Note 9 (b))	8%	250,000	207,000	200,000	November 24, 2022
Convertible Note -Fourth Man (Note 9 (b))	8%	250,000	197,000	200,000	November 29, 2022
Convertible Note-Jeffery Street Note 9 (b))	8%	250,000	197,000	200,000	December 2, 2022
Convertible Note -Blue Lake Note 9 (b))	8%	250,000	197,000	200,000	December 2, 2022
Total		2,250,000	1,793,000	1,800,000
Debt Discounts		(225,000)
Amortization of discounts for the year ended December 31, 2021		5,550
Convertible Promissory Notes payable as of December 31, 2021		$2,030,550

*The Company prepaid $10,000 legal deposit for each note till the repayment of the notes.

b) Warrants

Accounting for Warrants

In connection with the issuance of a convertible promissory notes (see Note 11 (a) in October, November and December, 2021, the Company also issued seven (7) three-year warrant (the “Warrant”) to purchase an aggregate of 1,800,000 shares of the Company’s common stock (the “Warrant Shares”).

The Warrants issued to the Lenders granted each of the Lenders the right to purchase up to 200,000 shares of common stock of the Company at an exercise price of $1.25 per share. However, if the Company closes an Uplist Offering on or before the 180th calendar date after the issuance date of the Warrants, then the exercise price shall be 125% of the offering price of a share in the Uplist Offering. If the adjusted exercise price as a result of the Uplist Offering is less than $1.25 per share, then the number of shares for which the Warrants are exercisable shall be increased such that the total exercise price, after taking into account the decrease in the per share exercise price, shall be equal to the total exercise price prior to such adjustment.

The Lenders have the right to exercise the Warrants on a cashless basis if the highest traded price of a share of common stock of the Company during the 150 trading days prior to exercise of the Warrants exceeds the exercise price, unless there is an effective registration statement of the Company which covers the resale of the Lenders.

If the Company issues shares or any securities convertible into shares at an effective price per share lower than the exercise price of the Warrants, the exercise price of the Warrants shall be reduced to such lower price, subject to customary exceptions.

The Lenders may not convert the Notes or exercise the Warrants if such conversion or exercise will result in each of the Lenders, together with any affiliates, beneficially owning in excess of 4.9% of the Company’s outstanding common stock immediately after giving effect to such exercise unless the Lenders notify the Company at least 61 days prior to such exercise.

The fair values of these warrants as of December 31, 2021 were calculated using the Black-Scholes option-pricing model with the following assumptions:

						December 31, 2021
	Volatility (%)	Expected dividends yield (%)	Weighted average expected life (year)	Risk-free interest rate (%) (per annum)		Initial value of common stock purchase warrants liability (US$)	Changes of fair value of common stock purchase warrants liability (- (gains)/+ losses(US$)	Common stock purchase sarrants liability as of December 31, 2021(US$)
Convertible Note- Tarlos Victory (Note 9 (a))	187.3%	$0.0%	$2.8	0.97%		311,649	(186,893)	124,756
Convertible Note-Mast Hill (Note 9 (a))	187.3%	0.0%	2.8	0.97%		576,233	(201,077)	375,156
Convertible Note-First Fire (Note 9 (a))	187.3%	0.0%	2.9	0.97%		196,037	(70,629)	125,408
Convertible Note-LGH Note 9 (a))	187.3%	0.0%	2.9	0.97%		214,644	(88,980)	125,664
Convertible Note -Fourth Man (Note 9 (ab))	187.3%	0.0%	2.9	0.97%		214,867	(89,046)	125,821
Convertible Note-Jeffery Street Note 9 (a))	187.3%	0.0%	2.9	0.97%		187,338	(61,423)	125,915
Convertible Note -Blue Lake Note 9 (a))	187.3%	0.0%	2.9	0.97%		187,338	(61,423)	125,915
Total					Total	1,888,106	(759,471)	1,128,635

(c) Registration Rights Agreements

Pursuant to the terms of the Registration Rights Agreement dated as of contract date of each convertible promissory note, 2021, executed between the Company and Lender, the Registration Rights Agreement dated as of each contract date, executed between the Company and Lenders, the Company agreed to file a registration statement with the Securities and Exchange Commission to register the shares of common stock underlying the Notes and the shares issuable upon exercise of the Warrants within sixty days from the date of each Registration Rights Agreement. The Company also granted the Lenders piggyback registration rights on such shares pursuant to the Purchase Agreements.